SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 0		$ 0				$ 0		$ 0	$ 0
Inventory	74,395		68,777				74,395		68,777	3,459
Intellectual property	9,735,000		9,735,000	$ 9,735,000			9,735,000		9,735,000
Carrying value of other intangible assets	250,000		250,000				250,000		250,000
Cash on hand	4,678		6,191				4,678		6,191
Accumulated deficit	3,973,581		2,911,163				3,973,581		2,911,163	1,569,830
Net loss	605,563	$ 456,855	$ 718,790	$ 271,333	$ 190,742	$ 160,468	1,062,418	$ 351,210	1,341,333	587,997
Cash used in operations							233,357	$ 412,671	$ 1,019,787	$ 534,307
Other Noncurrent Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of other intangible assets	231,250						231,250
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of intellectual property	$ 9,004,875						$ 9,004,875